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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2011

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    WELLSPRING MANAGEMENT, LLC

Address: 1790 KIRBY PARKWAY
         SUITE 127
         MEMPHIS, TN 38138

Form 13F File Number: 028-11730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    GEORGE M. WHITE
Title:   MANAGING MEMBER
Phone:   (901) 753-6863

Signature, Place, and Date of Signing:

  /s/  George M. White            Memphis, TN              February 9, 2012
--------------------------  --------------------------  -----------------------
      [Signature]                [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                         -------------------

Form 13F Information Table Entry Total:          45
                                         -------------------
Form 13F Information Table Value Total:  35,724 (thousands)
                                         -------------------
List of Other Included Managers:                N/A
                                         -------------------

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

COLUMN 1            COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                         VOTING AUTHORITY
                    TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER       CLASS    CUSIP    (X$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ADTRAN INC             COM   00738A106  4,639     153,828 SH          SOLE               153,828
ADTRAN INC            CALL   00738A906    578       1,500     CALL    SOLE
ALLEGHANY CORP
  DEL                  COM   017175100    428       1,500 SH          SOLE                 1,500
AMERICAN
  ORIENTAL BIOENGR
  IN                   COM   028731107     17      29,595 SH          SOLE                29,595
ANGIES LIST INC        COM   034754101    403      25,000 SH          SOLE                25,000
AOXING
  PHARMACEUTICAL
  CO INC               COM   03740A106    729   2,150,006 SH          SOLE             2,150,006
ATHENAHEALTH
  INC                  COM   04685W103    329       6,700 SH          SOLE                 6,700
BANKRATE INC DEL       COM   06647F102  1,054      49,000 SH          SOLE                49,000
BERKSHIRE
  HATHAWAY INC        CL B
  DEL                  NEW   084670702    511       6,700 SH          SOLE                 6,700

COLUMN 1          COLUMN 2  COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
----------------- --------- --------- -------- ---------------- ---------- -------- ------------------
                                                                                     VOTING AUTHORITY
                  TITLE OF             VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
NAME OF ISSUER     CLASS     CUSIP    (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------- --------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
BROOKFIELD ASSET   CL A LTD
  MGMT INC            VT SH 112585104    736   26,800  SH          SOLE             26,800
CABLEVISION SYS     CL A NY
  CORP               CABLVS 12686C109    711   50,000  SH          SOLE             50,000
CHEFS WHSE INC    163086101       COM  1,268   71,000  SH          SOLE             71,000
COMPASS
  MINERALS INTL
  INC             20451N101       COM    689   10,000  SH          SOLE             10,000
CONSTANT
  CONTACT INC     210313102       COM  1,134   48,863  SH          SOLE             48,863
COOPER COS INC    216648402   COM NEW  1,410   20,000  SH          SOLE             20,000
DECKERS OUTDOOR
  CORP            243537107       COM    756   10,000  SH          SOLE             10,000
DISCOVERY
  COMMUNICATNS                COM SER
  NEW             25470F104         A    412   10,050  SH          SOLE             10,050
EV ENERGY                         COM
PARTNERS LP       26926V107     UNITS    989   15,000  SH          SOLE             15,000

COLUMN 1          COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
----------------- --------- -------- -------- ---------------- ---------- -------- ------------------
                                                                                    VOTING AUTHORITY
                  TITLE OF            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   ------------------
NAME OF ISSUER     CLASS     CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------- --------- -------- -------- ------- --- ---- ---------- -------- ------ ------ ----
EXPEDIA INC DEL   30212P105     COM   2,031   70,000  SH          SOLE             70,000
FRANCESCAS
  HLDGS CORP      351793104     COM     690   39,900  SH          SOLE             39,900
GOOGLE INC        38259P508    CL A     346      536  SH          SOLE                536
GREEN MTN COFFEE
  ROASTERS IN     393122106     COM     673   15,000  SH          SOLE             15,000
GREEN MTN COFFEE
  ROASTERS IN     393122906    CALL       3      700      CALL    SOLE
HCA HOLDINGS INC  40412C101     COM     551   25,000  SH          SOLE             25,000
HELEN OF TROY
  CORP LTD        G4388N106     COM     614   20,000  SH          SOLE             20,000
HIGHER ONE HLDGS
  INC             42983D104     COM     922   50,000  SH          SOLE             50,000
LIBERTY GLOBAL              COM SER
  INC             530555101       A     825   20,100  SH          SOLE             20,100

COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------- --------- -------- -------- ---------------- ---------- -------- -------------------
                                                                                      VOTING AUTHORITY
                    TITLE OF            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER       CLASS     CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------- --------- -------- -------- ------- --- ---- ---------- -------- ------- ------ ----
MAGICJACK VOCALTEC
  LTD               M6787E101    SHS      295    21,600 SH          SOLE              21,600
MARRIOTT INTL INC
  NEW               571903202   CL A      583    20,000 SH          SOLE              20,000
MEDIFAST INC        58470H101    COM    1,303    95,000 SH          SOLE              95,000
MEDTRONIC INC       585055106    COM    1,858    48,575 SH          SOLE              48,575
MF GLOBAL HLDGS
  LTD               55277J108    COM       23   300,000 SH          SOLE             300,000
MOTOROLA SOLUTIONS               COM
  INC               620076307    NEW      694    15,000 SH          SOLE              15,000
OCULUS INNOVATIVE
  SCIENCES I        67575P108    COM      420   400,000 SH          SOLE             400,000
ORACLE CORP         68389X105    COM    1,283    50,000 SH          SOLE              50,000
RITE AID CORP       767754104    COM      146   116,000 SH          SOLE             116,000

COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
------------------ --------- -------- -------- ---------------- ---------- -------- -------------------
                                                                                     VOTING AUTHORITY
                   TITLE OF            VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER     CLASS      CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------ --------- -------- -------- ------- --- ---- ---------- -------- ------- ------ ----
SCRIPPS NETWORKS               CL A
  INTERACT IN      811065101    COM      424    10,000 SH          SOLE              10,000
SODASTREAM
  INTERNATIONAL                 USD
  LTD              M9068E105    SHS      981    30,000 SH          SOLE              30,000
TENET
  HEALTHCARE
  CORP             88033G100    COM       42     8,222 SH          SOLE               8,222
UNION PAC CORP     907818108    COM      355     3,350 SH          SOLE               3,350
U S G CORP                      COM
                   903293405    NEW    1,016   100,000 SH          SOLE             100,000
VALEANT
  PHARMACEUTICALS
  INTL             91911K102    COM      700    15,000 SH          SOLE              15,000
SELECT SECTOR
  SPDR TR          81369Y955    PUT      430    10,000     PUT     SOLE
ZAGG INC           98884U108    COM      971   137,300 SH          SOLE             137,300
ZIPCAR INC         98974X103    COM      752    56,000 SH          SOLE              56,000